GOF SA-8 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin Multi-Asset Real Return Fund

Franklin Templeton Global Trust

Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin Global Allocation Fund

The Statement of Additional Information is amended as follows:

The cover page of, and the name references within, the Statement of Additional Information are amended to reflect new fund or trust names as follows:

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund (formerly, Franklin Templeton Emerging Market Debt Opportunities Fund)

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund (formerly, Mutual Beacon Fund)

Franklin Mutual European Fund (formerly, Mutual European Fund)

Franklin Mutual Financial Services Fund (formerly, Mutual Financial Services Fund)

Franklin Mutual Global Discovery Fund (formerly, Mutual Global Discovery Fund)

Franklin Mutual International Fund (formerly, Mutual International Fund)

Franklin Mutual Quest Fund (formerly, Mutual Quest Fund)

Franklin Mutual Shares Fund (formerly, Mutual Shares Fund)

Franklin Fund Allocator Series (formerly,  Franklin Templeton Fund Allocator Series)

Franklin Conservative Allocation Fund (formerly, Franklin Templeton Conservative Allocation Fund)

Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund)

Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund)

Franklin Growth Allocation Fund (formerly, Franklin Templeton Growth Allocation Fund)

Franklin Moderate Allocation Fund (formerly, Franklin Templeton Moderate Allocation Fund)

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin Multi-Asset Real Return Fund (formerly, Franklin Templeton Multi-Asset Real Return Fund)

Franklin Templeton Global Trust

Templeton Hard Currency Fund (formerly, Franklin Templeton Hard Currency Fund)

Franklin Templeton International Trust

Franklin Global Allocation Fund (formerly, Franklin Templeton Global Allocation Fund)

Please keep this supplement with your statement of additional information for future reference.